Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock Disclosures [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 465,000 Private Placement Units at a price of $10.00 per Private Placement Unit, or $4,650,000 in the aggregate in a private placement. Each Private Placement Unit consists of one Private Placement Share and one Private Placement Right. Of the $4,650,000 purchase price, $500,000 has not yet been received and is included in the balance sheet as a subscription receivable, representative of the non-interest bearing, unsecured promissory note issued to the Sponsor (see Note 6).

Non-managing Sponsor Investors

Select institutional investors (none of which are affiliated with any member of our management, our sponsor or any other investor), which are referred to as the “non-managing sponsor investors”, have indirectly purchased, through the purchase of non-managing sponsor membership interests, an aggregate of 327,500 of the 420,000 Private Placement Units that were purchased by the Sponsor at a price of $10.00 per unit ($3,275,000 in the aggregate) in a private placement that closed simultaneously with the closing of the Initial Public Offering. The Sponsor issued membership interests at a nominal purchase price ($0.004) to the non-managing sponsor investors, reflecting interests in an aggregate of 2,620,000 founder shares held by the Sponsor as a result of the non-managing sponsor investors purchase of Private Placement Units.

Additionally, the Sponsor issued membership interests to the non-managing sponsor investors reflecting interests in bonus shares, which provide for an additional distribution of founder shares from the Sponsor to the non-managing sponsor members in the event the variable-weighted average price of Class A ordinary shares is less than $1.25 per share for the 30-trading day period ending on the date that is later than (i) the day that all contractual lock-ups on the founder shares have expired, and (ii) the date on which a resale registration statement relating to the founder shares (or proceeds thereof) has been declared effective by the SEC (the “Lookback Date”) (the “Bonus Shares”).

The agreement with the non-managing investors was entered into directly with the Sponsor and makes reference to the Private Placement Units and founder shares of the Company. The interests and Private Placement Units associated in the agreement are supported on one-for-one basis with the Company’s underlying Private Placement Units and founder shares. The fact that the Sponsor provided the non-managing members with interests in founder shares and Bonus Shares for their participation in the private placement is a benefit to the Company and falls under SAB Topic 5A and 5T. As such, the Company obtained valuations for the founder shares and the non-managing sponsors interests in Bonus Shares as of the date of the Initial Public Offering to account for the charge of such transfer of interests to the non-managing members. As of the close of the Initial Public Offering on August 13, 2025, the fair value of the founder shares was $4.51 per share, or $11,809,000 in the aggregate, and the fair value of the non-managing sponsor interests in Bonus Shares was $51,725. Since the cost of these interest allocations to the non-managing members are considered offering costs, the Company recorded the aggregate fair value of $11,860,725 into equity for the non-managing sponsor transaction at the closing of the Initial Public Offering.

Underwriter Securities Transfer Agreement

An underwriter purchased 25,000 Private Placement Units from the Sponsor at a price of $10.00, or $250,000 in the aggregate, in connection with the private placement that closed simultaneously with the Initial Public Offering. Additionally, pursuant to the transfer agreement entered into between the Sponsor and the underwriter, the underwriter purchased 200,000 Class B ordinary shares from the Sponsor for a purchase price of $0.004 per share, or $800 in the aggregate (the “Transfer Agreement”). The Transfer Agreement additionally provides for the distribution of Bonus Shares.

The Transfer Agreement with the underwriter was entered into directly with the Sponsor. The fact that the Sponsor sold the underwriter founder shares at a discount (“Discount”) and granted the underwriter an interest in the Bonus Shares for their participation in the private placement is a benefit to the Company and falls under SAB Topic 5A. As such, the Company obtained valuations for the founder shares and the underwriter’s interests in the Bonus Shares as of the date of the Initial Public Offering to account for the charge of the Discount and their interests in the Bonus Shares. As of the close of the Initial Public Offering on August 13, 2025, the fair value of the founder shares was $4.51 per share, or $902,000 in the aggregate, and the fair value of the underwriter’s interest in the Bonus Shares was $2,606. Since the Discount and interest in Bonus Shares are considered offering costs, the Company recorded the aggregate fair value of $904,606 into equity for the transaction at the closing of the Initial Public Offering.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 465,000 Private Placement Units at a price of $10.00 per Private Placement Unit, or $4,650,000 in the aggregate in a private placement. Each Private Placement Unit consists of one Private Placement Share and one Private Placement Right. Of the $4,650,000 purchase price, $500,000 has not yet been received and is included in the balance sheet as a subscription receivable, representative of the non-interest bearing, unsecured promissory note issued to the Sponsor (see Note 6).

Non-managing Sponsor Investors

Select institutional investors (none of which are affiliated with any member of our management, our sponsor or any other investor), which are referred to as the “non-managing sponsor investors”, have indirectly purchased, through the purchase of non-managing sponsor membership interests, an aggregate of 327,500 of the 420,000 Private Placement Units that were purchased by the Sponsor at a price of $10.00 per unit ($3,275,000 in the aggregate) in a private placement that closed simultaneously with the closing of the Initial Public Offering. The Sponsor issued membership interests at a nominal purchase price ($0.004) to the non-managing sponsor investors, reflecting interests in an aggregate of 2,620,000 founder shares held by the Sponsor as a result of the non-managing sponsor investors purchase of Private Placement Units.

Additionally, the Sponsor issued membership interests to the non-managing sponsor investors reflecting interests in bonus shares, which provide for an additional distribution of founder shares from the Sponsor to the non-managing sponsor members in the event the variable-weighted average price of Class A ordinary shares is less than $1.25 per share for the 30-trading day period ending on the date that is later than (i) the day that all contractual lock-ups on the founder shares have expired, and (ii) the date on which a resale registration statement relating to the founder shares (or proceeds thereof) has been declared effective by the SEC (the “Lookback Date”) (the “Bonus Shares”).

The agreement with the non-managing investors was entered into directly with the Sponsor and makes reference to the Private Placement Units and founder shares of the Company. The interests and Private Placement Units associated in the agreement are supported on one-for-one basis with the Company’s underlying Private Placement Units and founder shares. The fact that the Sponsor provided the non-managing members with interests in founder shares and Bonus Shares for their participation in the private placement is a benefit to the Company and falls under SAB Topic 5A and 5T. As such, the Company obtained valuations for the founder shares and the non-managing sponsors interests in Bonus Shares as of the date of the Initial Public Offering to account for the charge of such transfer of interests to the non-managing members. As of the close of the Initial Public Offering on August 13, 2025, the fair value of the founder shares was $4.51 per share, or $11,809,000 in the aggregate, and the fair value of the non-managing sponsor interests in Bonus Shares was $51,725. Since the cost of these interest allocations to the non-managing members are considered offering costs, the Company recorded the aggregate fair value of $11,860,725 into equity for the non-managing sponsor transaction at the closing of the Initial Public Offering.

Underwriter Securities Transfer Agreement

An underwriter purchased 25,000 Private Placement Units from the Sponsor at a price of $10.00, or $250,000 in the aggregate, in connection with the private placement that closed simultaneously with the Initial Public Offering. Additionally, pursuant to the transfer agreement entered into between the Sponsor and the underwriter, the underwriter purchased 200,000 Class B ordinary shares from the Sponsor for a purchase price of $0.004 per share, or $800 in the aggregate (the “Transfer Agreement”). The Transfer Agreement additionally provides for the distribution of Bonus Shares.

The Transfer Agreement with the underwriter was entered into directly with the Sponsor. The fact that the Sponsor sold the underwriter founder shares at a discount (“Discount”) and granted the underwriter an interest in the Bonus Shares for their participation in the private placement is a benefit to the Company and falls under SAB Topic 5A. As such, the Company obtained valuations for the founder shares and the underwriter’s interests in the Bonus Shares as of the date of the Initial Public Offering to account for the charge of the Discount and their interests in the Bonus Shares. As of the close of the Initial Public Offering on August 13, 2025, the fair value of the founder shares was $4.51 per share, or $902,000 in the aggregate, and the fair value of the underwriter’s interest in the Bonus Shares was $2,606. Since the Discount and interest in Bonus Shares are considered offering costs, the Company recorded the aggregate fair value of $904,606 into equity for the transaction at the closing of the Initial Public Offering.